Borrowings	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Borrowings
20.	BORROWINGS
a.	Short-term borrowings

Bank loans mainly represented unsecured revolving loans and letters of credit.

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Secured bank loans, annual interest rate was 0.90%-1.87% as of December 31, 2020	$-	$300,495	$10,701
Unsecured bank loans, annual interest rates were 0.70%-5.40% and 0.58%-3.83% as of December 31, 2019 and 2020, respectively	40,572,329	34,297,362	1,221,416
	40,572,329	34,597,857	1,232,117
Less: financial liabilities for hedging - current (Note 34)	3,233,301	3,307,018	117,771

	$37,339,028	$31,290,839	$1,114,346

b.	Long-term borrowings

1)	Bank loans

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Revolving bank loans
Syndicated bank loans - repayable through April 2021 to October 2022, annual interest rates were 1.80% and 1.15%-1.17% as of December 31, 2019 and 2020 (Note 36)	$20,000,000	$12,536,424	$446,454
Others - repayable through January 2021 to July 2029, annual interest rates were 0.82%-4.13% and 0.56%-4.15% as of December 31, 2019 and 2020, respectively	105,214,824	84,146,125	2,996,657
Mortgage loans
Repayable through January 2021 to December 2033, annual interest rates were 2.43%-4.90% and 1.90%-4.90% as of December 31, 2019 and 2020, respectively	4,880,822	10,813,997	385,114
	130,095,646	107,496,546	3,828,225
Less: unamortized discounts	10,292	104,323	3,715
	130,085,354	107,392,223	3,824,510
Less: current portion	5,017,970	2,250,121	80,133
financial liabilities for hedging - current (Note 34)	-	1,970,307	70,168
financial liabilities for hedging - non-current (Note 34)	-	5,910,919	210,503

	$125,067,384	$97,260,876	$3,463,706

Pursuant to some of the above revolving bank loans agreements, the Company and its subsidiaries should meet certain financial covenants which are calculated based on each of their annual audited consolidated financial statements or semi-annual reviewed consolidated financial statements. The Company and its subsidiaries were in compliance with all of the financial covenants.

2)	Long-term bills payable

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Ta Ching Bills Finance Corporation, repayable in March 2022, annual interest rates were 1.01%-1.03% and 0.91% as of December 31, 2019 and 2020, respectively	$3,100,000	$1,000,000	$35,613

3)	Long-term notes payable - only as of December 31, 2019

December 31, 2019
NT$

Commercial papers	$100,016
Less: unamortized discounts	2,137
97,879
Less: current portion	94,798

$3,081

Annual interest rate (%)	5.02-6.89

The Company’s subsidiary funded from leasing companies by after-sales repurchasing its inventories and machinery which was repaid in October 2020.